Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2010 Fund - Fidelity Advisor Managed Retirement 2010 Fund - Class A
Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	15.21%
Annual Return 2014	5.46%
Annual Return 2015	(0.38%)
Annual Return 2016	6.61%
Annual Return 2017	10.33%
Annual Return 2018	(3.07%)
Annual Return 2019	12.33%
Annual Return 2020	9.31%
Annual Return 2021	3.56%
Annual Return 2022	(12.61%)